As Filed with the Securities and Exchange Commission on April 25, 2005

1933 Act Registration File No. 333-78275
1940 Act File No. 811-09303

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 17	[X]
 and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 18	[X]

(Check appropriate box or boxes.)

KINETICS MUTUAL FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)
1311 Mamaroneck Ave
White Plains, New York 10605
(Address and Zip Code of Principal Executive Offices)

(800) 930-3828
(Registrant's Telephone Number, including Area Code)

Leonid Polyakov
1311 Mamaroneck Ave
White Plains, New Yory10605

(Name and Address of Agent for Service)

With a copy to:
Mary Jo Reilly
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

As soon as practical after the effective date of this Registration Statement
Approximate Date of Proposed Public Offering

Shares of Common Stock
(Title of Securities Being Registered)

It is proposed that this filing will become effective

[   ]                      immediately upon filing pursuant to paragraph (b)

[X]                      on April 29, 2005 pursuant to paragraph (b)

[   ]                      60 days after filing pursuant to paragraph (a)(1)

[   ]                      on ___________ pursuant to paragraph (a)(1)

[   ]                      75 days after filing pursuant to paragraph (a)(2)

[   ]                      on   pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X]                     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

KINETICS MUTUAL FUNDS, INC.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 16 (the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on February 25, 2005 and pursuant to Rule 485(a)(1) would become effective on April 26, 2005.

This Post-Effective Amendment No. 17 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 29, 2005 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 17 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Kinetics Mutual Funds, Inc., certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and it has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of White Plains and State of New York, on the 25th day of April, 2005.

KINETICS MUTUAL FUNDS, INC.

/s/ Peter B. Doyle*____
         Peter B. Doyle, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons representing all of the members of the Board of Directors on April 25th, 2005.

NAME	TITLE
/s/ Peter B. Doyle* Peter B. Doyle	President, Chairman of the Board
/s/ Douglas Cohen* Douglas Cohen	Director
/s/ William J. Graham* William J. Graham	Director
/s/ Steven T. Russell* Steven T. Russell	Director
/s/ Murray Stahl* Murray Stahl	Director and Secretary
/s/ Joseph E. Breslin* Joseph E. Breslin	Director
/s/ Leonid Polyakov Leonid Polyakov	Director and Treasurer
/s/ John J. Sullivan* John J. Sullivan	Director

* By /s/ Leonid Polyakov

Attorney-In-Fact pursuant to Power of Attorney incorporated by reference to Post-Effective
Amendment No. 11 to the Registration Statement filed on April 30, 2003.

Pursuant to the requirements of the Investment Company Act of 1940, the undersigned hereby signs this Amendment to the Registration Statement of Kinetics Mutual Funds, Inc. on behalf of the Board of Trustees of Kinetics Portfolios Trust in the City of White Plains and State of New York, on the 25tht day of April, 2005.

KINETICS PORTFOLIOS TRUST

/s/ Peter B. Doyle*_____
Peter B. Doyle,
President and Chairman of the Board

* By /s/ Leonid Polyakov
Attorney-In-Fact pursuant to Power of Attorney incorporated by reference to Post-Effective
Amendment No. 11 to the Registration Statement filed on April 30, 2003.